Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Line Items]
Wages and bonus	$ 6,741	$ 14,532
Research and development payable	3,012	3,417
License fees and royalties	2,637	2,045
Professional fees	1,765	1,663
Others	3,455	3,178
Accrued expenses and other current liabilities	$ 17,610	$ 24,835